Consolidated Statements of Changes in Equity	Total shareholders' equity attributable to ATA Creativity Global CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global USD ($)	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-redeemable non-controlling interests CNY (¥)	Non-redeemable non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2020	¥ 198,404,863		¥ 4,716,675		¥ (11,625,924)		¥ 541,272,503		¥ (37,424,722)		¥ (298,533,669)		¥ 843,001		¥ 199,247,864
Balance (in shares) at Dec. 31, 2020 | shares			62,701,002	62,701,002
Increase (Decrease) in Stockholders' Equity
Net loss	(33,649,593)										(33,649,593)		(2,046,403)		(35,695,996)
Foreign currency translation adjustment, net of nil income tax	(135,125)								(135,125)						(135,125)
Share-based compensation	1,039,972						1,039,972								1,039,972
Payments of individual income tax in connection with shares directly withheld from employees	(114,729)		¥ 3,472				(118,201)								(114,729)
Payments of individual income tax in connection with shares directly withheld from employees (in shares) | shares			52,838	52,838
Cash collected upon exercise of share options	232,245						232,245								232,245
Redeemable non-controlling interests redemption value accretion	(2,283,089)										(2,283,089)				(2,283,089)
Acquisition of non-redeemable non-controlling interests	(35,785)						(35,785)						(89,215)		(125,000)
Disposal of subsidiaries	24,310,333										24,310,333		4,423,059		28,733,392
Settlement of vested share options and vested shares using treasury shares					1,807,170		(1,807,170)
Balance at Dec. 31, 2021	187,769,092		¥ 4,720,147		(9,818,754)		540,583,564		(37,559,847)		(310,156,018)		3,130,442		190,899,534
Balance (in shares) at Dec. 31, 2021 | shares			62,753,840	62,753,840
Increase (Decrease) in Stockholders' Equity
Net loss	(47,892,909)										(47,892,909)		(701,322)		(48,594,231)
Foreign currency translation adjustment, net of nil income tax	556,762								556,762						556,762
Share-based compensation	1,459,755						1,459,755								1,459,755
Payments of individual income tax in connection with shares directly withheld from employees	(30,731)						(30,731)								(30,731)
Cash collected upon exercise of share options	218,943						218,943								218,943
Acquisition of non-redeemable non-controlling interests	1,018,421						1,018,421						(1,418,421)		(400,000)
Disposal of subsidiaries													(595,842)		(595,842)
Settlement of vested share options and vested shares using treasury shares					1,191,860		(1,191,860)
Balance at Dec. 31, 2022	143,099,333		¥ 4,720,147		(8,626,894)		542,058,092		(37,003,085)		(358,048,927)		414,857		¥ 143,514,190
Balance (in shares) at Dec. 31, 2022 | shares			62,753,840	62,753,840											62,753,840	62,753,840
Increase (Decrease) in Stockholders' Equity
Net loss	(33,660,245)										(33,660,245)		(50,296)		¥ (33,710,541)
Foreign currency translation adjustment, net of nil income tax	(1,422)								(1,422)						(1,422)	$ (200)
Share-based compensation	3,068,041						3,068,041								3,068,041
Payments of individual income tax in connection with shares directly withheld from employees	(68,326)		¥ 9,981				(78,307)								(68,326)
Payments of individual income tax in connection with shares directly withheld from employees (in shares) | shares			140,120	140,120
Cash collected upon exercise of share options	471,765						471,765								471,765
Acquisition of non-redeemable non-controlling interests	128,722						128,722						(428,722)		(300,000)
Settlement of vested share options and vested shares using treasury shares					425,848		(425,848)
Balance at Dec. 31, 2023	¥ 113,037,868	$ 15,921,051	¥ 4,730,128	$ 666,225	¥ (8,201,046)	$ (1,155,093)	¥ 545,222,465	$ 76,792,978	¥ (37,004,507)	$ (5,211,976)	¥ (391,709,172)	$ (55,171,083)	¥ (64,161)	$ (9,037)	¥ 112,973,707	$ 15,912,014
Balance (in shares) at Dec. 31, 2023 | shares			62,893,960	62,893,960											62,893,960	62,893,960